14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets
Non-capital loss carryforwards	$ 6,428,000	$ 4,357,000
Allowable capital losses	52,000	45,000
Share issue costs	15,000	15,000
Deferred tax assets	6,495,000	4,417,000
Valuation allowance	(6,495,000)	(4,417,000)
Net deferred income tax assets	$ 0	$ 0